SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jul. 04, 2020
Share Capital, Reserves, And Other Equity Interest [Abstract]
Disclosure of classes of share capital

	6 mos 2020		6 mos 2019
	Shares (millions)	Amount (US $ millions)	Shares (millions)	Amount (US $ millions)
Common shares outstanding, beginning of period	81.5	$1,278	81.7	$1,280
Issuance of common shares upon exercise of options	0.1	1	—	—
Reverse accrual for shares repurchased and/or cancelled in 2019	—	—	1.6	24
Shares repurchased in 2018 and cancelled in 2019	—	—	(0.2)	(2)
Shares repurchased and cancelled in 2020 and 2019	(1.0)	(15)	(1.4)	(22)
Common shares outstanding, end of period	80.6	$1,264	81.7	$1,280

Disclosure of accumulated other comprehensive income (loss)

(US $ millions)	Jul 4, 2020	Dec 31, 2019
Foreign currency translation loss on foreign operations, net of tax of $(3) (December 31, 2019 – $(4))	$(164)	$(145)
Net loss on hedge of net investment in foreign operations, net of tax of $3 (December 31, 2019 – $3)	(8)	(8)
Actuarial loss on defined benefit pension obligations, net of tax of $10 (December 31, 2019 – $9)	(31)	(30)
Accumulated other comprehensive loss, net of tax	$(203)	$(183)